Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
UTILITY PLANT:
Utility plant in service	$ 5,342,196	$ 4,997,846	$ 4,890,063
Less accumulated depreciation	2,110,899	2,030,497	2,228,440
Utility plant in service - net	3,231,297	2,967,349	2,661,623
Construction work in progress	703,231	898,330	766,406
Spare parts inventory	14,428	14,237	12,336
Property held for future use	1,002	1,002	1,002
Utility plant - net	3,949,958	3,880,918	3,441,367
OTHER ASSETS:
Nonutility property - at cost, less accumulated depreciation	504	512	517
Intangible Assets, Net (Excluding Goodwill)	10,812	11,976	10,016
Other long-term assets	6,005	5,916	5,664
Other assets - net	17,321	18,404	16,197
CURRENT ASSETS:
Cash and cash equivalents	26,327	34,953	21,521
Accounts receivable and unbilled revenue (less allowance for doubtful accounts of $2,076 and $1,982, respectively)	151,951	154,586	124,167
Fuel inventories - at average cost	34,162	30,237	66,834
Materials and supplies - at average cost	61,139	60,648	57,997
Regulatory assets	32,784	33,912	8,002
Prepayments and other current assets	30,964	33,504	26,063
Total current assets	337,327	347,840	304,584
DEFERRED DEBITS:
Regulatory assets	436,956	450,710	448,200
Miscellaneous	4,224	4,409	6,821
Total deferred debits	441,180	455,119	455,021
TOTAL	4,745,786	4,702,281	4,217,169
Common shareholders' equity:
Paid in capital	597,296	596,810	383,448
Accumulated deficit	(19,645)	(25,627)	(30,515)
Total common shareholders' equity	577,651	571,183	352,933
Cumulative preferred stock of subsidiary	59,784	59,784	59,784
Long-term debt	2,477,051	2,474,840	2,153,276
Total capitalization	3,114,486	3,105,807	2,565,993
CURRENT LIABILITIES:
Short-term debt	120,500	74,650	166,655
Accounts payable	107,809	119,511	155,428
Accrued expenses	23,196	18,754	19,482
Accrued real estate and personal property taxes	21,951	18,930	17,712
Regulatory liabilities	5,181	7,704	28,169
Accrued Income Taxes, Current	3,054	0
Accrued interest	35,492	32,541	31,690
Customer deposits	30,600	29,780	30,719
Other current liabilities	10,451	19,467	12,623
Total current liabilities	358,234	321,337	462,478
DEFERRED CREDITS AND OTHER LONG-TERM LIABILITIES:
Regulatory liabilities	690,363	670,294	639,516
Deferred income taxes - net	445,539	449,730	397,394
Non-current income tax liability	6,687	6,634	7,147
Unamortized investment tax credit	1,376	2,410	3,910
Accrued pension and other postretirement benefits	48,310	64,139	80,734
Asset retirement obligations	80,077	80,568	58,986
Miscellaneous	714	1,362	1,011
Total deferred credits and other long-term liabilities	1,273,066	1,275,137	1,188,698
COMMITMENTS AND CONTINGENCIES
TOTAL	4,745,786	4,702,281	4,217,169
Indianapolis Power And Light Company [Member]
UTILITY PLANT:
Utility plant in service	5,342,196	4,997,846	4,890,063
Less accumulated depreciation	2,110,899	2,030,497	2,228,440
Utility plant in service - net	3,231,297	2,967,349	2,661,623
Construction work in progress	703,231	898,330	766,406
Spare parts inventory	14,428	14,237	12,336
Property held for future use	1,002	1,002	1,002
Utility plant - net	3,949,958	3,880,918	3,441,367
OTHER ASSETS:
Intangible Assets, Net (Excluding Goodwill)	10,812	11,976	10,016
Other Assets	1,565	1,263	947
Other assets - net	12,377	13,239	10,963
CURRENT ASSETS:
Cash and cash equivalents	17,142	26,607	19,852
Accounts receivable and unbilled revenue (less allowance for doubtful accounts of $2,076 and $1,982, respectively)	151,951	154,586	124,167
Fuel inventories - at average cost	34,162	30,237	66,834
Materials and supplies - at average cost	61,140	60,649	57,998
Regulatory assets	32,784	33,912	8,002
Prepayments and other current assets	31,543	31,497	28,578
Total current assets	328,722	337,488	305,431
DEFERRED DEBITS:
Regulatory assets	436,956	450,710	448,200
Miscellaneous	4,111	4,409	6,819
Total deferred debits	441,067	455,119	455,019
TOTAL	4,732,124	4,686,764	4,212,780
Common shareholders' equity:
Common stock	324,537	324,537	324,537
Paid in capital	598,985	598,500	385,140
Accumulated deficit	443,535	434,993	415,227
Total common shareholders' equity	1,367,057	1,358,030	1,124,904
Cumulative preferred stock of subsidiary	59,784	59,784	59,784
Long-term debt	1,675,769	1,675,131	1,355,505
Total capitalization	3,102,610	3,092,945	2,540,193
CURRENT LIABILITIES:
Short-term debt	120,500	74,650	166,655
Accounts payable	107,624	119,506	155,411
Accrued expenses	21,959	18,742	19,466
Accrued real estate and personal property taxes	21,951	18,930	17,712
Regulatory liabilities	5,181	7,704	28,169
Accrued Income Taxes, Current	8,265	984	0
Accrued interest	30,885	22,731	21,104
Customer deposits	30,600	29,780	30,719
Other current liabilities	10,151	26,167	22,323
Total current liabilities	357,116	319,194	461,559
DEFERRED CREDITS AND OTHER LONG-TERM LIABILITIES:
Regulatory liabilities	690,363	670,294	639,516
Deferred income taxes - net	444,870	449,220	419,731
Non-current income tax liability	6,687	6,634	7,147
Unamortized investment tax credit	1,376	2,410	3,910
Accrued pension and other postretirement benefits	48,310	64,139	80,734
Asset retirement obligations	80,077	80,568	58,986
Miscellaneous	715	1,360	1,004
Total deferred credits and other long-term liabilities	1,272,398	1,274,625	1,211,028
COMMITMENTS AND CONTINGENCIES
TOTAL	$ 4,732,124	$ 4,686,764	$ 4,212,780